INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2022
INCOME TAXES
Schedule of provision (credit) for income tax

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Current
- PRC income tax expenses	$127,731	$161,488	$93,224
Deferred
- PRC income tax expenses	(58,403)	(231,385)	303,768

Total	$69,328	$(69,897)	$396,992

Schedule of deferred tax assets and liabilities

	As of	As of
	February 28,	February 28,
	2021	2022
Deferred tax assets:
Advertising expense and prepaid rental	229,735	252,996
Property and equipment	6,923	6,893
Impairment loss on long-term investments	19,870	46,000
Others	61,482	21,939
Tax losses carry-forward	185,700	249,134
Less: valuation allowance	(186,521)	(570,215)

Deferred tax assets, net	$317,189	$6,747

Deferred tax liabilities:
Intangible assets	10,207	184
Property and equipment	126	924
Others	—	572

Deferred tax liabilities	$10,333	$1,680

Schedule of provision for income taxes

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Loss before provision for income tax	$(50,653)	$(224,623)	$(778,130)
PRC statutory income tax rate	25%	25%	25%

Income tax at statutory income tax rate	(12,663)	(56,156)	(194,533)
Effect of non-deductible expenses and loss and super deduction expenses	(18,117)	2,466	108,961
Effect of income tax exemptions and preferential tax rates	(36,750)	(98,368)	(68,090)
Effect of income tax rate difference in other jurisdictions	97,058	60,806	97,306
Change in valuation allowance	39,800	21,355	453,348

Income tax expense / (benefit)	$69,328	$(69,897)	$396,992

Schedule of tax holiday

	For the year ended	For the year ended	For the year ended
	February 29,	February 28,	February 28,
	2020	2021	2022

Increase in income tax expenses	$36,750	$98,368	$68,090
Net loss per common share-basic	$(0.74)	$(1.05)	$(5.61)
Net loss per common share-diluted	$(0.74)	$(1.05)	$(5.61)